CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 27, 2013		Dec. 28, 2012
Revenue from product sales	$ 1,477		$ 1,430
Service revenue	1,025		1,041
Net revenue	2,502	[1]	2,471	[1]
Cost of product sales	1,007		992
Cost of services	576		599
Selling, general and administrative expenses	574		656
Separation costs (see Note 2)	0		5
Restructuring and asset impairment charges, net (see Note 4)	3		7
Operating income	342		212
Interest income	3		4
Interest expense	(24)		(24)
Other expense, net	(1)		(9)
Income from continuing operations before income taxes	320		183
Income tax expense	(70)		(35)
Equity loss in earnings of unconsolidated subsidiaries	(4)		(6)
Income from continuing operations	246		142
Income from discontinued operations, net of income taxes	26		23
Net income	272		165
Less: noncontrolling interest in subsidiaries net income	2		2
Net income attributable to Tyco common shareholders	270		163
Amounts attributable to Tyco common shareholders:
Income from continuing operations	244		140
Income from discontinued operations	26		23
Net income attributable to Tyco common shareholders	$ 270		$ 163
Basic earnings per share attributable to Tyco common shareholders:
Income from continuing operations (in dollars per share)	$ 0.53		$ 0.30
Income from discontinued operations (in dollars per share)	$ 0.05		$ 0.05
Net income attributable to Tyco common shareholders (in dollars per share)	$ 0.58		$ 0.35
Diluted earnings per share attributable to Tyco common shareholders:
Income from continuing operations (in dollars per share)	$ 0.52		$ 0.30
Income from discontinued operations (in dollars per share)	$ 0.05		$ 0.04
Net income attributable to Tyco common shareholders (in dollars per share)	$ 0.57		$ 0.34
Weighted average number of shares outstanding:
Basic (in shares)	464		466
Diluted (in shares)	471		473

[1]	(1) Net revenue by operating segment excludes intercompany transactions.